Commitments and Contingencies (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Remaining 2013	$ 134
2014	178	178
2015	127	127
2016	68	68
2017	34	34
Thereafter	0	0
Total	$ 541	$ 586